RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2021
RELATED PARTY TRANSACTIONS [Abstract]
Remuneration of Directors and Key Management Personnel	The remuneration of directors and key management personnel is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2021 $	2020 $	2021 $	2020 $
Consulting fees	-	-	-	67,840
Management fees	1,492,536	223,542	1,745,195	277,542
Salaries and wages	19,688	-	59,063	-
Software development	-	-	-	28,272
Share-based compensation	-	-	231,016	96,000
	1,512,224	223,542	2,035,274	469,654